New York Life Insurance Company
51Madison Avenue
New York, NY 10010
(212)576-7786 Fax: (212)576-7101
E-Mail: Jennifer_Sendor@newyorklife.com
www.newyorklife.com

Jennifer Sendor
Assistant General Counsel

VIA EDGAR

May 3, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Variable Universal Life Separate Account – I
File No. 333-79309

Commissioners:

On behalf of the above-captioned registrant (the “Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 23 on Form N-6 that was filed by the Registrant on April 17, 2013 (the “Amendment”); and (ii) the text of the Amendment was filed electronically on April 17, 2013.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7786.

Very truly yours,

/s/ Jennifer Sendor
Jennifer Sendor
Assistant General Counsel